Received SEC

AUG 0 4 2015

Washington, DC 20549

Nasdaq

CERTNAS
001-37526

William Slattery, CFA
Vice President
Listing Qualifications

15008038

By Electronic Mail

August 4, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 22, 2015 The Nasdaq Stock Market (the "Exchange") received from Zynerba Pharmaceuticals, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.001 par value per share

We further certify that the security has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery